SHARE BASED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Disclosure of number of units outstanding during period
Changes in the number of DSUs and phantom share units outstanding during the years ending December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year,	40,356	185,037	—	—
Granted	103,600	—	70,623	—
Assumed with the Newmarket transaction	—	—	—	261,493
Redeemed	(12,950)	(90,037)	(30,267)	(40,831)
Cancelled	—	—	—	(35,625)
Balance at end of year	131,006	95,000	40,356	185,037
Movements in the number of the PSUs and RSUs for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	1,707,571	108,589	—	—
Granted	309,637	326,694	137,272	157,272
Assumed with the Newmarket arrangement	—	—	1,620,857	—
Cancelled	(61,041)	(66,041)	(16,767)	(26,767)
Redeemed	(1,613,961)	(4,979)	(33,791)	(21,916)
Balance, end of year	342,206	364,263	1,707,571	108,589

Explanation of effect of share-based payments on entity's financial position
Changes in the share based liabilities during the years ending December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Opening liability	$436	$—
Phantom share unit liability assumed with Newmarket transaction	—	382
Share based payment expense	2,222	391
Redeemed DSUs and phantom share units (cash payments)	(605)	(310)
Foreign currency translation	63	(27)
Total share based payment liability	$2,116	$436
Current portion of share based liability	$1,898	$—
Long term share based liability	$218	$436